Cover	May 06, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2022
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Address, State or Province	OH
Entity Address, Address Description	50 Executive Parkway, P.O. Box 2520
Entity Address, City or Town	Hudson,
Entity Address, Postal Zip Code	44236
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common shares, $1.25 per value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Central Index Key	0000028823
Amendment Flag	false
Entity Incorporation, State or Country Code	OH